Fair value disclosure of financial assets and liabilities (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 Recurring bass Fair value	Dec. 31, 2010 Recurring bass Fair value	Sep. 30, 2011 Recurring bass Level 1	Dec. 31, 2010 Recurring bass Level 1	Sep. 30, 2011 Recurring bass Level 2	Dec. 31, 2010 Recurring bass Level 2	Sep. 30, 2011 Recurring bass Carrying Amount	Dec. 31, 2010 Recurring bass Carrying Amount
Fair value disclosure of financial assets and liabilities
Interest rate description for determining fair value of fixed and floating rate debt	LIBOR
Balances of assets and liabilities measured at fair value on a recurring basis
Available for sale		$ 7	$ 12	$ 7	$ 12			$ 7	$ 12
Unrealized gain on derivatives		338	257		1	338	256	338	257
Debentures		$ (1,276)	$ (1,284)			$ (1,276)	$ (1,284)	$ (1,276)	$ (1,284)